As filed with the Securities and Exchange Commission on June 27, 2018

Securities Act File No. 333-211881

Investment Company Act File No. 811-23160

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 9	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 10	☒

    GABELLI NEXTSHARES TRUST

(Exact Name of Registrant as Specified in Charter)

One Corporate Center, Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-800-422-3554

Agnes Mullady

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and Address of Agent for Service)

Copies to:

Andrea R. Mango, Esq.	Michael R. Rosella, Esq.
Gabelli NextShares Trust	Paul Hastings LLP
One Corporate Center	200 Park Avenue
Rye, New York 10580-1422	New York, New York 10166

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b); or
☐	on __________ pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on __________ pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on __________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Rye, and State of New York, on the 27th day of June, 2018.

Gabelli NextShares Trust

By:	/s/ Agnes Mullady
Name:	Agnes Mullady
Title:	President and Principal Executive Officer

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Mario J. Gabelli* Mario J. Gabelli	Chairman of the Board	June 27, 2018
/s/ Agnes Mullady Agnes Mullady	President (Principal Executive Officer)	June 27, 2018
/s/ John C. Ball John C. Ball	Treasurer (Principal Financial and Accounting Officer)	June 27, 2018
/s/ Andrea R. Mango Andrea R. Mango	Secretary	June 27, 2018
Salvatore M. Salibello* Salvatore M. Salibello	Trustee	June 27, 2018
Anthony S. Colavita* Anthony S. Colavita	Trustee	June 27, 2018
Kuni Nakamura* Kuni Nakamura	Trustee	June 27, 2018
Michael J. Melarkey* Michael J. Melarkey	Trustee	June 27, 2018
Frank J. Fahrenkopf, Jr.* Frank J. Fahrenkopf, Jr.	Trustee	June 27, 2018

*By:	/s/ Agnes Mullady
Agnes Mullady
Attorney-in-Fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase